Putnam Investments
One Post Office Square
Boston, MA 02109
November 2, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Putnam Funds Trust (Reg. Nos. (333-515) (811-07513), on behalf of its Putnam International Growth and
Income Fund and Putnam Small Cap Growth Fund series
Post-Effective Amendment No. 97 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 97 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2009.

Comments or questions concerning this certificate may be directed to Anne Marie Duffy at 1-800-225-2465, ext.4824.

Very truly yours,

Putnam Funds Trust

By:	/s/ Charles E. Porter

Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ropes and Gray